TIAA-CREF Funds	Supplement

TIAA-CREF Fixed-Income & Real Estate Securities Funds

TIAA-CREF High-Yield Fund

SUPPLEMENT NO. 1
dated December 29, 2023, to the Statutory Prospectus dated August 1, 2023

Effective December 29, 2023, Kristal Y. Seales has been added to the portfolio management team of the TIAA-CREF High-Yield Fund (the “Fund”). Accordingly, the following hereby replaces in its entirety the header and the first sentence as well as the entry for the Fund in the sub-section entitled “Portfolio Manager” in the section entitled “Portfolio management” on page 78 of the Statutory Prospectus:

Portfolio Managers. The following persons are primarily responsible for the management of the Fund on a day-to-day basis:

Name:	Kevin R. Lorenz, CFA	Jean C. Lin, CFA	Kristal Y. Seales, CFA
Title:	Senior Managing Director	Managing Director	Managing Director
Experience on Fund:	since 2006	since 2011	since 2023

Effective immediately, as a result of the portfolio management team addition described above, the following hereby replaces in its entirety the entry for the Fund in the table of the sub-section entitled “Portfolio management teams” of the section entitled “Management of the Funds” on pages 169-170 of the Statutory Prospectus:

1

			Total Experience (since dates specified below)
Name & Title	Portfolio Role	Experience Over Past Five Years	At TIAA	Total	On Team
HIGH-YIELD FUND
Kevin R. Lorenz, CFA
Senior Managing Director	Portfolio Manager	Advisors, Nuveen Asset Management and other advisory affiliates of TIAA—1987 to Present (high-yield portfolio management)	1987	1987	2006
Jean C. Lin, CFA
Managing Director	Portfolio Manager	Advisors, TCIM and other advisory affiliates of TIAA—1994 to Present (high-yield portfolio management and fixed-income credit research)	1994	1994	2011
Kristal Y. Seales, CFA
Managing Director	Portfolio Manager	Advisors, Nuveen Asset Management and other advisory affiliates of TIAA—1994 to Present (fixed-income portfolio management)	2001	2001	2023

2	A41522 (12/23)

TIAA-CREF Funds	Supplement

TIAA-CREF Funds

SUPPLEMENT NO. 2
dated December 29, 2023, to the Statement of Additional Information (“SAI”) dated March 1, 2023 and August 1, 2023, as supplemented through October 13, 2023

Effective December 29, 2023, Kristal Y. Seales has been added to the portfolio management team of the TIAA-CREF High-Yield Fund (the “Fund”). Accordingly, the following is to be added to the Fund in the second chart appearing under the sub-section entitled “Additional information regarding portfolio managers” in the section entitled “Information about the Funds’ portfolio management” beginning on page 91 of the SAI:

	Number of other accounts managed			Total assets in other accounts managed (millions)
Name of portfolio manager	Registered investment companies	Other pooled investment vehicles	Other accounts	Registered investment companies	Other pooled investment vehicles	Other accounts	Dollar range of equity securities owned in Fund*
High-Yield Fund
Kristal Y. Seales**	2	0	0	$986	$0	$0	$0

*	Includes notional amounts awarded in connection with long-term compensation awards described above.
**	This information is as of October 31, 2023.

A41523 (12/23)